Retirement Benefit Arrangements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Defined Benefit Plan Disclosure [Line Items]
Incurred expense for defined contribution arrangements	$ 13,000	$ 13,000	$ 11,000
Zurich Plan
Additional information:
Unfunded pension obligation	(44,442)	(37,105)	(64,342)
Amounts recognized in AOCI	16,000	9,000
Unfunded pension obligation, tax impact	4,000	2,000
Net periodic benefit cost	5,000	10,000	$ 11,000
Expected employer contributions in 2020	7,000
Plan amendments	$ 3,551	(19,945)
Coverage ration on partially insured pension scheme	115.00%			111.00%
Actual return on plan assets	$ 18,140	958
Actual return on plan assets recognized in Net income	5,000
Actual return on Assets, reduction of the unfunded pension obligation	13,000
Zurich Plan | Significant other observable inputs (Level 2) | Insured funds
Additional information:
Fair value of plan assets at end of year	$ 153,470	$ 124,687